Stock-Based Compensation Related to the Grant of Each of Employee and Non-Employee Options (Details)	12 Months Ended
Mar. 31, 2015 USD ($)
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 1	$ 930,031
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 2	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 3	247,075
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 4	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 5	2,300,000
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 6	50,303
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 7	560,082
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 8	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 9	1,970,000
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 10	165,996
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 11	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 12	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 13	75,000
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 14	74,190
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 15	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 16	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 17	100,000
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 18	43,229
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 19	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 20	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 21	400,000
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 22	135,564
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 23	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 24	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 25	100,000
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 26	41,987
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 27	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 28	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 29	5,875,031
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 30	511,269
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 31	807,157
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 32	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 33	(3,230,031)
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 34	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 35	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 36	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 37	2,645,000
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 38	511,269
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 39	1,800,000
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 40	1,158,822
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 41	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 42	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 43	25,000
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 44	24,730
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 45	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 46	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 47	450,000
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 48	646,055
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 49	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 50	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 51	2,275,000
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 52	1,824,607
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 53	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 54	0
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 55	4,920,000
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 56	2,340,876
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 57	807,157
Share Based Payments Stock-based Compensation Related To The Grant Of Each Of Employee And Non-employee Options 58	$ 0